Restructuring (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring [Abstract]
Restructuring and Related Costs

	Year Ended December 31, 2016
	Employee Severance and Benefit Costs (1)	Asset Impairments (2)	Other Exit Costs	Total Restructuring Charges
North America	$8,548	$45	$3,304	$11,897
International	25,499	283	2,759	28,541
Consolidated	$34,047	$328	$6,063	$40,438

(1)
The employee severance and benefit costs for the year ended December 31, 2016 relates to the termination of approximately 900 employees. Substantially all of the remaining cash payments for those costs are expected to be disbursed through December 31, 2017.

(2)	Asset impairments relate to property, equipment and software that were determined to be impaired as a result of the Company's restructuring activities.

The following table summarizes the costs incurred by segment related to the Company’s restructuring plan for the year ended December 31, 2015 (in thousands):

	Year Ended December 31, 2015
	Employee Severance and Benefit Costs (1)	Asset Impairments (2)	Other Exit Costs	Total Restructuring Charges
North America	$2,000	$6,740	$1,755	$10,495
International	16,310	474	1,185	17,969
Consolidated	$18,310	$7,214	$2,940	$28,464

(1)	The employee severance and benefit costs for the year ended December 31, 2015 related to the termination of approximately 900 employees.

(2)	Asset impairments related to property, equipment and software that were determined to be impaired as a result of the Company's restructuring activities.

Schedule of Restructuring Reserve by Type of Cost
The following table summarizes restructuring liability activity for the year ended December 31, 2016 (in thousands):

	Employee Severance and Benefit Costs	Other Exit Costs	Total
Balance as of December 31, 2014	$—	$—	—
Charges payable in cash	18,310	2,940	21,250
Cash Payments	(8,862)	(746)	(9,608)
Foreign currency translation	(576)	3	(573)
Balance as of December 31, 2015	$8,872	$2,197	$11,069
Charges payable in cash (1)	29,416	6,063	35,479
Cash payments	(23,729)	(5,988)	(29,717)
Foreign currency translation	(424)	(12)	(436)
Balance as of December 31, 2016	$14,135	$2,260	$16,395